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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March  31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greywolf Capital Management LP
Address:   4 Manhattanville Road, Suite 201
           Purchase, New York 10577

Form 13F File Number: 28-11771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Troy
Title:    Authorized Signatory
Phone:    (914) 251-8200

Signature, Place, and Date of Signing:


/s/ William Troy                    Purchase, New York          May 16, 2011
----------------
William Troy

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       7

Form 13F Information Table Value Total:       $120,352
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1             28-11776       Greywolf Advisors LLC

                                                           FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/     SH/   PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP   (x$1000)   PRN AMT     PRN   CALL   DSCRETN  MANAGERS    SOLE   SHARED  NONE
--------------             --------------       -----    -------   -------     ---   -----  -------  --------    ----   ------  ----
CRYSTALLEX INTL CORP       COM                22942F101   3,329   21,691,412   SH            OTHER      1     21,691,412
FORD MTR CO DEL            *W EXP 01/01/201   345370134   3,190      500,000   SH    CALL    OTHER      1        500,000
GOLD RESV INC              NOTE 5.500% 6/1    38068NAB4  13,770   19,672,000   PRN           OTHER      1     19,672,000
NAVISTAR INTL CORP NEW     NOTE 3.000%10/1    63934EAL2  66,440   44,000,000   PRN           OTHER      1     44,000,000
NAVISTAR INTL CORP NEW     COM                63934E108  15,115      218,016   SH            OTHER      1        218,016
QUAD / GRAPHICS INC        COM CL A           747301109  18,506      435,032   SH            OTHER      1        435,032
VANTAGE DRILLING COMPANY   *W EXP 05/24/201   G93205121       2      765,964   SH    CALL    OTHER      1        765,964